Share-based Payment Expense - Share Option Schemes - Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding (Detail) - Share option schemes [member]	12 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2018 shares £ / shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	2 years 3 months 18 days	3 years 3 months 18 days	2 years 6 months 25 days
Range of exercise prices | (per share)	€ 16.19	€ 16.19		£ 15.30
Euro [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number) | shares	197,253	278,349	796,850	796,850
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number) | shares			3,920	3,920
Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | € / shares			€ 16.19
Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices | € / shares			€ 17.30